Deposits received at banks - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2026	Mar. 31, 2025
Statistical Disclosure for Banks [Abstract]
Amounts of uninsured time deposit liabilities	¥ 2,530	¥ 1,918